Litigation - Romania (Details) - Orange Romania [member] - ROMANIA € in Millions, in Millions	Dec. 18, 2018 RON ( )	Dec. 18, 2018 EUR (€)	Mar. 30, 2018 EUR (€)	Feb. 11, 2011 EUR (€)
Disclosure of contingent liabilities [line items]
Fines imposed	65	€ 14		€ 35
Percentage of fine deposited in escrow				30.00%
Years of appeal in litigation			7 years
Revised amount of fine imposed			€ 24
Number of days for communicating the judgement	120 days	120 days
Deadline to lodge an appeal (in days)	30 days	30 days